Offerings - Offering: 1	Jun. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,400,000
Proposed Maximum Offering Price per Unit	24.37
Maximum Aggregate Offering Price	$ 34,118,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,223.47
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.01 per share (“Common Stock”), that may become issuable under the 2016 Stock Incentive Plan of AdvanSix Inc. and its Affiliates, as Amended and Restated (the “2016 Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction that results in an adjustment to the outstanding shares of Common Stock. These shares represent an additional 1,400,000 shares of Common Stock authorized to be issued under the 2016 Plan.
Estimated solely for the purpose of computing the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based on the average of the high and low prices of shares of Common Stock as reported on the New York Stock Exchange on June 16, 2025.